Significant Accounting Policies (Details) - Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Operating Lease Income From Fixed Payments And Variable Lease Income [Abstract]
Operating lease income from fixed payments	¥ 70,793	¥ 161,336
Variable operating lease income
Total	¥ 70,793	¥ 161,336